PREPAYMENTS	3 Months Ended
Mar. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENTS	3. PREPAYMENTS Prepayments represented deposits for purchasing inventories. The amount of prepayments was $2,928,837and $0as of March 31, 2014 and December 31, 2013, respectively.